CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 14.9%
Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,020	$36,577	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	1,564	58,509	*
Lions Gate Entertainment Corp., Class B Shares	6,732	78,159
Walt Disney Co.	11,016	1,538,274

Total Entertainment		1,711,519

Interactive Media & Services - 7.9%
Alphabet Inc., Class A Shares	1,156	1,251,717	*
Alphabet Inc., Class C Shares	1,768	1,911,049	*
Facebook Inc., Class A Shares	16,407	3,166,551	*
Twitter Inc.	65,008	2,268,779	*

Total Interactive Media & Services		8,598,096

Media - 5.4%
AMC Networks Inc., Class A Shares	5,508	300,131	*
Comcast Corp., Class A Shares	98,124	4,148,683
Discovery Inc., Class A Shares	17,136	526,075	*
GCI Liberty Inc., Class A Shares	2,652	162,992	*
Liberty Broadband Corp., Class A Shares	612	62,938	*
Liberty Broadband Corp., Class C Shares	1,156	120,478	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	4,352	164,549	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	8,704	330,578	*

Total Media		5,816,424

TOTAL COMMUNICATION SERVICES		16,126,039

CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill Inc.	1,275	934,422	*

Internet & Direct Marketing Retail - 5.9%
Alibaba Group Holding Ltd., ADR	5,655	958,240	*
Amazon.com Inc.	2,292	4,340,200	*
GrubHub Inc.	9,162	714,544	*
Qurate Retail Inc.	33,252	411,992	*

Total Internet & Direct Marketing Retail		6,424,976

Specialty Retail - 2.0%
Advance Auto Parts Inc.	3,996	615,944
Home Depot Inc.	7,396	1,538,146

Total Specialty Retail		2,154,090

TOTAL CONSUMER DISCRETIONARY		9,513,488

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 3.4%
Beverages - 1.6%
Anheuser-Busch InBev SA/NV, ADR	13,203	$1,168,597
Coca-Cola Co.	11,418	581,405

Total Beverages		1,750,002

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	4,755	1,256,556

Food Products - 0.6%
McCormick & Co. Inc., Non Voting Shares	4,399	681,889

TOTAL CONSUMER STAPLES		3,688,447

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
National Oilwell Varco Inc.	16,456	365,817

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	25,772	1,818,472
Pioneer Natural Resources Co.	5,438	836,691

Total Oil, Gas & Consumable Fuels		2,655,163

TOTAL ENERGY		3,020,980

FINANCIALS - 3.4%
Capital Markets - 2.2%
BlackRock Inc.	2,377	1,115,526
Charles Schwab Corp.	29,905	1,201,882

Total Capital Markets		2,317,408

Consumer Finance - 1.2%
American Express Co.	10,812	1,334,633

TOTAL FINANCIALS		3,652,041

HEALTH CARE - 18.5%
Biotechnology - 6.8%
Alexion Pharmaceuticals Inc.	8,113	1,062,641	*
Biogen Inc.	10,540	2,464,990	*
BioMarin Pharmaceutical Inc.	8,902	762,456	*
ImmunoGen Inc.	14,082	30,558	*
Ionis Pharmaceuticals Inc.	19,302	1,240,539	*
Vertex Pharmaceuticals Inc.	9,520	1,745,778	*

Total Biotechnology		7,306,962

Health Care Equipment & Supplies - 0.5%
Medtronic PLC	6,120	596,027

Health Care Providers & Services - 5.0%
UnitedHealth Group Inc.	22,302	5,441,911

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	6,256	1,837,262

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.5%
Allergan PLC	12,842	$2,150,136
Johnson & Johnson	8,092	1,127,054
Zoetis Inc.	13,690	1,553,678

Total Pharmaceuticals		4,830,868

TOTAL HEALTH CARE		20,013,030

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.8%
L3 Technologies Inc.	7,888	1,933,901

Air Freight & Logistics - 0.9%
United Parcel Service Inc., Class B Shares	9,316	962,063

Building Products - 1.1%
Johnson Controls International PLC	27,540	1,137,677

Construction & Engineering - 0.5%
Fluor Corp.	17,544	591,057

Industrial Conglomerates - 1.3%
Honeywell International Inc.	8,078	1,410,338

Machinery - 1.0%
Caterpillar Inc.	5,287	720,565
Pentair PLC	8,432	313,671

Total Machinery		1,034,236

Professional Services - 1.1%
IHS Markit Ltd.	18,982	1,209,533	*

Road & Rail - 0.5%
Uber Technologies Inc.	11,920	552,850	*

Trading Companies & Distributors - 1.4%
NOW Inc.	16,728	246,906	*
W.W. Grainger Inc.	4,744	1,272,483

Total Trading Companies & Distributors		1,519,389

TOTAL INDUSTRIALS		10,351,044

INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories Inc., Class A Shares	13,260	856,596
TE Connectivity Ltd.	18,020	1,725,956

Total Electronic Equipment, Instruments & Components		2,582,552

IT Services - 6.1%
Akamai Technologies Inc.	18,022	1,444,283	*
PayPal Holdings Inc.	19,856	2,272,718	*
Visa Inc., Class A Shares	16,728	2,903,144

Total IT Services		6,620,145

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.4%
Broadcom Inc.	7,480	$2,153,193
Cree Inc.	11,968	672,362	*
NVIDIA Corp.	4,054	665,788
QUALCOMM Inc.	16,108	1,225,336
Texas Instruments Inc.	9,724	1,115,926

Total Semiconductors & Semiconductor Equipment		5,832,605

Software - 14.2%
Adobe Inc.	7,018	2,067,854	*
Autodesk Inc.	11,220	1,827,738	*
Citrix Systems Inc.	17,748	1,741,789
FireEye Inc.	11,625	172,166	*
LogMeIn Inc.	1,768	130,266
Microsoft Corp.	27,554	3,691,134
Nuance Communications Inc.	19,312	308,413	*
Nutanix Inc., Class A Shares	14,798	383,860	*
Oracle Corp.	23,932	1,363,406
Palo Alto Networks Inc.	6,188	1,260,867	*
Splunk Inc.	11,162	1,403,621	*
VMware Inc., Class A Shares	6,060	1,013,293

Total Software		15,364,407

Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.	5,440	1,076,685
Seagate Technology PLC	34,596	1,630,163
Western Digital Corp.	8,772	417,109

Total Technology Hardware, Storage & Peripherals		3,123,957

TOTAL INFORMATION TECHNOLOGY		33,523,666

MATERIALS - 3.8%
Chemicals - 2.4%
Ecolab Inc.	7,234	1,428,281
Linde PLC	6,014	1,207,611

Total Chemicals		2,635,892

Metals & Mining - 1.4%
Freeport-McMoRan Inc.	61,744	716,848
Nucor Corp.	13,260	730,626

Total Metals & Mining		1,447,474

TOTAL MATERIALS		4,083,366

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Equinix Inc.	2,436	1,228,450

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,899,970)		105,200,551

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $2,862,112)	2.097%	2,862,112	$2,862,112

TOTAL INVESTMENTS - 100.0% (Cost - $99,762,082)			108,062,663
Other Assets in Excess of Liabilities - 0.0%			11,077

TOTAL NET ASSETS - 100.0%			$108,073,740

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/

Notes to Schedule of Investments (unaudited) (continued)

dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$105,200,551	—	—	$105,200,551
Short-Term Investments†	2,862,112	—	—	2,862,112

Total Investments	$108,062,663	—	—	$108,062,663

†	See Schedule of Investments for additional detailed categorizations.